FAIR VALUE OF FINANCIAL INSTRUMENTS - INPUTS EXCESS MSRs (Details 1)	1 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011		Sep. 30, 2013		Dec. 31, 2012
MSRs Pool 1
Held Directly (Note 3):
Prepayment speed	20.00%	[1]	14.40%	[2]	17.10%	[1]
Delinquency	10.00%	[1]	10.00%	[3]	10.00%	[1]
Recapture rate	35.00%	[1]	35.00%	[4]	35.00%	[1]
Excess mortgage servicing amount	0.29%	[1]	0.28%	[5]	0.29%	[1]
Discount rate	20.00%		12.50%		18.00%
MSR Pool 1 Recapture Agreement
Held Directly (Note 3):
Prepayment speed	8.00%	[1]	8.00%	[2]	8.00%	[1]
Delinquency	10.00%	[1]	10.00%	[3]	10.00%	[1]
Recapture rate	35.00%	[1]	35.00%	[4]	35.00%	[1]
Excess mortgage servicing amount	0.21%	[1]	0.21%	[5]	0.21%	[1]
Discount rate	20.00%		12.50%		18.00%
MSRs Pool 2
Held Directly (Note 3):
Prepayment speed			1.47%	[2]	16.70%	[1]
Delinquency			10.30%	[3]	11.00%	[1]
Recapture rate			35.00%	[4]	35.00%	[1]
Excess mortgage servicing amount			0.23%	[5]	0.23%	[1]
Discount rate			12.50%		17.30%
MSR Pool 2 Recapture Agreement
Held Directly (Note 3):
Prepayment speed			8.00%	[2]	8.00%	[1]
Delinquency			5.00%	[3]	10.00%	[1]
Recapture rate			35.00%	[4]	35.00%	[1]
Excess mortgage servicing amount			0.21%	[5]	0.21%	[1]
Discount rate			12.50%		17.30%
MSRs Pool 3
Held Directly (Note 3):
Prepayment speed			15.20%	[2]	16.90%	[1]
Delinquency			11.90%	[3]	12.10%	[1]
Recapture rate			35.00%	[4]	35.00%	[1]
Excess mortgage servicing amount			0.24%	[5]	0.23%	[1]
Discount rate			12.50%		17.60%
MSR Pool 3 Recapture Agreement
Held Directly (Note 3):
Prepayment speed			8.00%	[2]	8.00%	[1]
Delinquency			10.00%	[3]	10.00%	[1]
Recapture rate			35.00%	[4]	35.00%	[1]
Excess mortgage servicing amount			0.21%	[5]	0.21%	[1]
Discount rate			12.50%		17.60%
MSRs Pool 4
Held Directly (Note 3):
Prepayment speed			15.40%	[2]	18.60%	[1]
Delinquency			14.90%	[3]	15.90%	[1]
Recapture rate			35.00%	[4]	35.00%	[1]
Excess mortgage servicing amount			0.17%	[5]	0.17%	[1]
Discount rate			12.50%		17.90%
MSR Pool 4 Recapture Agreement
Held Directly (Note 3):
Prepayment speed			8.00%	[2]	8.00%	[1]
Delinquency			10.00%	[3]	10.00%	[1]
Recapture rate			35.00%	[4]	35.00%	[1]
Excess mortgage servicing amount			0.21%	[5]	0.21%	[1]
Discount rate			12.50%		17.90%
MSRs Pool 5
Held Directly (Note 3):
Prepayment speed			12.30%	[2]	15.00%	[1]
Delinquency			0.00%	[3],[6]		[1]
Recapture rate			14.00%	[4]	20.00%	[1]
Excess mortgage servicing amount			0.13%	[5]	0.13%	[1]
Discount rate			12.70%		17.50%
MSR Pool 5 Recapture Agreement
Held Directly (Note 3):
Prepayment speed			8.00%	[2]	8.00%	[1]
Delinquency			0.00%	[3],[6]		[1]
Recapture rate			15.00%	[4]	20.00%	[1]
Excess mortgage servicing amount			0.21%	[5]	0.21%	[1]
Discount rate			12.70%		17.50%
MSR Pool 11 Recapture Agreement
Held Directly (Note 3):
Prepayment speed			9.30%	[2]
Delinquency			2.30%	[3]
Recapture rate			32.00%	[4]
Excess mortgage servicing amount			0.19%	[5]
Discount rate			12.50%
MSRs Pool 12
Held Directly (Note 3):
Prepayment speed			15.30%	[2]
Delinquency			0.00%	[3],[6]
Recapture rate			16.70%	[4]
Excess mortgage servicing amount			0.26%	[5]
Discount rate			16.40%
MSR Pool 12 Recapture Agreement
Held Directly (Note 3):
Prepayment speed			7.00%	[2]
Delinquency			0.00%	[3],[6]
Recapture rate			35.00%	[4]
Excess mortgage servicing amount			0.19%	[5]
Discount rate			16.40%

[1]	Includes the Recapture Agreement for each respective pool.
[2]	Projected annualized weighted average lifetime voluntary and involuntary prepayment rate using a prepayment vector.
[3]	Projected percentage of mortgage loans in the pool that will miss their mortgage payments.
[4]	Percentage of voluntarily prepaid loans that are expected to be refinanced by Nationstar.
[5]	Weighted average total mortgage servicing amount in excess of the basic fee.
[6]	The Excess MSR will be paid on the total UPB of the mortgage portfolio (including both performing and delinquent loans until REO).